Leases - Additional Information (Detail)	12 Months Ended
Mar. 31, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Effective interest rate for lease liabilities	10.40%
Bottom of range [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Lessee operating lease, term of contract	5 years
Top of range [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Lessee operating lease, term of contract	30 years
Office Equipment [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Lessee operating lease, term of contract	12 months